Segment and Related Information - Summary of Financial Information Concerning Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Services Revenue	$ 353.7	$ 359.9	$ 321.3	$ 333.6	$ 344.7	$ 333.7	$ 307.1	$ 1,046.8	$ 1,049.2	$ 1,403.0	$ 1,319.1	$ 537.9
Income from operations	19.3	$ 16.0	$ 8.3	1.3	$ 7.8	$ 7.0	$ 6.0	70.1	49.1	69.4	22.1	(60.8)
Depreciation and Amortization								194.8	206.7	271.4	278.9	104.1
Capital Expenditures										196.4	158.1	86.4
Total Assets	3,550.0			3,626.8				3,463.6		3,550.0	3,626.8	3,785.3
Operating Segments [Member] | South [Member]
Segment Reporting Information [Line Items]
Services Revenue								368.6	372.0	493.7	475.4	336.9
Income from operations								49.8	54.3	72.2	66.4	53.3
Depreciation and Amortization								54.6	55.7	70.3	79.0	51.6
Capital Expenditures										52.3	63.2	46.6
Total Assets	1,188.9			1,216.0						1,188.9	1,216.0	1,215.5
Operating Segments [Member] | East [Member]
Segment Reporting Information [Line Items]
Services Revenue								272.8	268.4	364.3	331.1	146.2
Income from operations								16.4	4.8	8.7	7.7	(42.3)
Depreciation and Amortization								56.7	63.0	85.1	78.7	33.7
Capital Expenditures										63.7	29.2	33.3
Total Assets	810.7			802.8						810.7	802.8	939.7
Operating Segments [Member] | Midwest [Member]
Segment Reporting Information [Line Items]
Services Revenue								405.4	408.8	545.2	512.6	54.8
Income from operations								45.5	38.5	51.2	39.6	2.8
Depreciation and Amortization								77.3	81.7	108.1	112.6	12.7
Capital Expenditures										73.1	53.8	4.7
Total Assets	1,437.3			1,460.6						1,437.3	1,460.6	1,509.4
Corporate [Member]
Segment Reporting Information [Line Items]
Services Revenue								0.0	0.0	(0.2)	0.0	0.0
Income from operations								(41.6)	(48.5)	(62.7)	(91.6)	(74.6)
Depreciation and Amortization								$ 6.2	$ 6.3	7.9	8.6	6.1
Capital Expenditures										7.3	11.9	1.8
Total Assets	$ 113.1			$ 147.4						$ 113.1	$ 147.4	$ 120.7